Net deferred tax position - Summary of Net Deferred Tax Position (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	€ 3,140	€ 1,199	€ 2,686
Deferred tax liabilities	(2,294)	(3,414)	(1,605)	[1]
Reserves likely to be distributed in the foreseeable future	47,200
Deferred tax assets	5,434	4,613	4,291	[2]
Consolidation adjustments (intragroup margin in inventory)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,270	1,195	969
Provision for pensions and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,327	1,166	1,263
Remeasurement of other acquired intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(2,656)	(3,740)	(1,713)
Remeasurement of other acquired intangible assets | Aventis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(58)
Remeasurement of other acquired intangible assets | Genzyme
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(531)
Remeasurement of other acquired intangible assets | Bioverativ
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,227)
Recognition of acquired property, plant and equipment at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(33)	(31)	(36)
Equity interests in subsidiaries and investments in other entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(421)	(437)	(592)
Tax losses available for carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,323	1,341	1,059
Stock options and other share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	142	110	88
Accrued expenses and provisions deductible at time of payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,405	1,394	1,342
Other(d)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	783	201	306
Deferred tax relating to restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 259	€ 218	€ 212

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).